Combined Statements of Comprehensive Income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Combined Statements of Comprehensive Income
Net income (loss)		$ 1,310,272	$ 429,927
Other comprehensive (loss) income:
Foreign currency translation adjustment	[1]	(136,194)	24,839
Unrealized (loss) on net investment hedges, includes income taxes of nil	[1]	112,235	(45,093)
Total other comprehensive loss		(23,959)	(20,254)
Comprehensive income		1,286,313	409,673
Comprehensive income attributable to:
Stapled unitholders		1,285,988	409,514
Non-controlling interests		325	159
Comprehensive income		$ 1,286,313	$ 409,673

[1]	Items that may be reclassified subsequently to net income if a foreign subsidiary is disposed of or hedges are terminated or no longer assessed as effective (note 2(h)).